SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning of year	$ 5,946	$ 7,773	$ 7,773	$ 7,843
Provision	400	$ 400	750	2,002
Deductions			(2,577)	(2,072)
End of year	$ 6,271		$ 5,946	$ 7,773